INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 9,388,639	$ 7,337,774	$ 2,341,351
Key management personnel	218,068	281,347	2,338,727
Employee benefits and social security	$ 9,606,707	$ 7,619,121	$ 4,680,078